Other Disclosures - Remuneration of Board of Directors and Executive Management - Summary of Executive Management Remuneration ( Parenthetical) (Details)	12 Months Ended
Dec. 31, 2021
Executive Management | Chief Executive Officer | Christophe Bourdon
Other Disclosures [Line Items]
Number of times of share based compensation	2